Restructuring and Asset Impairment Charges (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Restructuring and Asset Impairment Charges (Details) [Line Items]
Restructuring charges	$ 26,942
Cash payment	1,134
country PT [Member]
Restructuring and Asset Impairment Charges (Details) [Line Items]
Inventory reserve	6,726
Employee severance [Member]
Restructuring and Asset Impairment Charges (Details) [Line Items]
Restructuring charges	2,233
Asset Impairment Member
Restructuring and Asset Impairment Charges (Details) [Line Items]
Restructuring charges	23,865
Write-off, property, plant and equipment	10,396
Write-off other assets	1,494
Exit And Disposal Activities Member
Restructuring and Asset Impairment Charges (Details) [Line Items]
Restructuring charges	844
Restructuring reserve	$ 2,237